FINANCIAL DEBT WITH THIRD PARTIES (Details) / TABLE MOVEMENT OF DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
New Leases / IFRS 16	$ 48,947,000	$ 56,088,000	$ 0
Foreign exchange gain (loss)	(27,818,000)	(9,080,000)	(28,836,000)
Borrowings	109,700,000
Non-current Senior Secured Notes	493,701,000	490,012,000
Bank borrowing	39,475,000	23,928,000
Total non-current	594,636,000	633,498,000
Current senior Secured Notes	11,910,000	11,910,000
Bank borrowing	38,055,000	23,180,000
Total current	133,187,000	87,117,000
TOTAL DEBT WITH THIRD PARTIES	727,823,000	720,615,000
Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	720,615,000	459,768,000	486,291,000
New borrowing	121,771,000	173,717,000	58,462,000
Amortization	(119,490,000)	(157,567,000)	(81,675,000)
New Leases / IFRS 16	29,635,000	211,981,000	0
Interest accrued	47,032,000	51,255,000	30,656,000
Interest paid	(34,077,000)	(31,309,000)	(33,559,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	4,415,000	(794,000)	2,127,000
Translation differences	(42,078,000)	13,564,000	(2,534,000)
Borrowings	727,823,000	720,615,000	459,768,000
Non-current Senior Secured Notes	493,701,000	490,012,000
Bank borrowing	1,420,000	748,000
Total non-current	594,636,000	633,498,000
Current senior Secured Notes	11,910,000	11,910,000
Bank borrowing	38,055,000	23,180,000
Total current	133,187,000	87,117,000
TOTAL DEBT WITH THIRD PARTIES	727,823,000	720,615,000
Senior Secured Notes | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	501,922,000	400,035,000	398,346
New borrowing	0	100,170,000	0
Amortization	0	0	0
New Leases / IFRS 16	0	0	0
Interest accrued	30,625,000	29,779,000	24,500,000
Interest paid	(30,625,000)	(27,563,000)	(24,500,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	3,689,000	(499,000)	2,245,000
Translation differences	0	0	(556,000)
Borrowings	505,611,000	501,922,000	400,035,000
Brazilian bonds - Debentures | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	14,708,000	21,055
New borrowing	50,000,000	0	0
Amortization	(20,000,000)	(14,513,000)	(3,543,000)
New Leases / IFRS 16	0	0	0
Interest accrued	1,910,000	441,000	1,809,000
Interest paid	(1,872,000)	(676,000)	(1,920,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	0	(295,000)	(118,000)
Translation differences	0	335,000	(2,575,000)
Borrowings	30,038,000	0	14,708,000
Finance lease payables | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	194,765,000	5,527,000	10,498
New borrowing	0	0	0
Amortization	(48,947,000)	(56,088,000)	(4,221,000)
New Leases / IFRS 16	29,635,000	211,981,000	0
Interest accrued	14,426,000	18,307,000	856,000
Interest paid	(559,000)	(812,000)	(856,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	726,000	0	0
Translation differences	(37,347,000)	15,850,000	(750,000)
Borrowings	152,699,000	194,765,000	5,527,000
Other borrowings | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23,928,000	39,498,000	56,392
New borrowing	71,771,000	73,547,000	58,462,000
Amortization	(50,543,000)	(86,966,000)	(73,911,000)
New Leases / IFRS 16	0	0	0
Interest accrued	71,000	2,728,000	3,491,000
Interest paid	(1,021,000)	(2,258,000)	(6,283,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	0	0	0
Translation differences	(4,731,000)	(2,621,000)	1,347,000
Borrowings	$ 39,475,000	$ 23,928,000	$ 39,498,000